UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.6%)
New York (101.6%)
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.060%	9/6/13 LOC	10,985	10,985
Albany NY Industrial Development Agency
Revenue (The College of St. Rose Project)
VRDO	0.080%	9/6/13 LOC	13,250	13,250
1 BlackRock MuniHoldings New York Quality
Fund, Inc. VRDP VRDO	0.270%	9/6/13 LOC	65,000	65,000
Brookhaven NY GO	1.000%	9/15/13	4,673	4,674
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.080%	9/6/13 LOC	4,600	4,600
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.080%	9/6/13 LOC	4,580	4,580
2 Commack NY Union Free School District TAN	1.000%	6/26/14	28,000	28,181
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.080%	9/6/13 LOC	3,980	3,980
Eastchester NY Union Free School District TAN	0.750%	2/27/14	13,000	13,035
Erie County NY Fiscal Stability Authority BAN	1.000%	7/31/14	29,720	29,923
Erie County NY Industrial Development Agency
School Facility Revenue	5.625%	5/1/14 (Prere.)	25,000	25,903
Erie County NY Industrial Development Agency
School Facility Revenue	5.750%	5/1/14 (Prere.)	13,120	13,604
Erie County NY Industrial Development Agency
School Facility Revenue	5.750%	5/1/14 (Prere.)	14,720	15,263
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	9,620	9,974
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.070%	9/6/13	17,350	17,350
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.080%	9/6/13 LOC	5,675	5,675
Islip NY BAN	1.000%	9/11/13	9,170	9,172
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.060%	9/6/13 LOC	30,200	30,200
Long Island NY Power Authority Electric System
Revenue VRDO	0.060%	9/3/13 LOC	20,200	20,200
Long Island NY Power Authority Revenue	5.000%	9/1/13 (Prere.)	1,500	1,500
Massapequa NY Union Free School District TAN	1.500%	6/20/14	6,000	6,060
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.080%	9/6/13 LOC	8,705	8,705
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.080%	9/6/13 LOC	5,955	5,955

Nassau County NY Interim Finance Authority
Revenue	5.000%	11/15/13 (Prere.)	5,720	5,776
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	9/6/13	32,200	32,200
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.070%	9/6/13	1,700	1,700
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.070%	9/6/13	2,000	2,000
New York City NY Cultural Resources Rev.
(American Museum) VRDO	0.040%	9/6/13	12,775	12,775
New York City NY GO	5.000%	9/1/13 (ETM)	2,985	2,985
1 New York City NY GO TOB VRDO	0.060%	9/6/13	6,400	6,400
New York City NY GO VRDO	0.040%	9/3/13 LOC	15,800	15,800
New York City NY GO VRDO	0.040%	9/3/13 LOC	7,000	7,000
New York City NY GO VRDO	0.050%	9/3/13	6,520	6,520
New York City NY GO VRDO	0.050%	9/3/13	6,125	6,125
New York City NY GO VRDO	0.050%	9/3/13	7,600	7,600
New York City NY GO VRDO	0.050%	9/3/13	3,900	3,900
New York City NY GO VRDO	0.050%	9/3/13 LOC	17,050	17,050
New York City NY GO VRDO	0.050%	9/3/13	8,350	8,350
New York City NY GO VRDO	0.050%	9/3/13 LOC	2,300	2,300
New York City NY GO VRDO	0.050%	9/6/13 LOC	19,440	19,440
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.080%	9/6/13 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.200%	6/27/14	7,500	7,500
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.060%	9/3/13	1,900	1,900
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.120%	9/6/13	5,215	5,215
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.120%	9/6/13	16,380	16,380
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (461 Dean
Street) VRDO	0.060%	9/6/13 LOC	18,000	18,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.060%	9/6/13 LOC	45,800	45,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development)VRDO	0.060%	9/6/13 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.060%	9/6/13 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (100
Jane Street) VRDO	0.060%	9/6/13 LOC	11,950	11,950
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.080%	9/6/13	19,100	19,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.080%	9/6/13 LOC	2,500	2,500
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.060%	9/6/13 LOC	48,100	48,100

New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.060%	9/6/13 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.060%	9/6/13 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.060%	9/6/13 LOC	20,000	20,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.040%	9/6/13 LOC	6,400	6,400
New York City NY Housing Development Corp.
Revenue PUT	0.200%	6/27/14	11,000	11,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.070%	9/6/13 LOC	11,005	11,005
New York City NY Industrial Development
Agency Civic Facility Revenue (MSMC Realty
Corp. Project) VRDO	0.060%	9/6/13 LOC	2,790	2,790
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.080%	9/6/13 LOC	9,125	9,125
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.050%	9/6/13 LOC	14,390	14,390
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.090%	9/12/13	20,000	20,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB PUT	0.370%	12/6/13	17,850	17,850
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	9/6/13	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	9/6/13	15,000	15,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	9/6/13	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	9/6/13	2,000	2,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	9/6/13	7,695	7,695
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	9/3/13	4,400	4,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	9/3/13	11,825	11,825
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	9/3/13	5,100	5,100

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	9/3/13	8,835	8,835
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	9/6/13	34,600	34,600
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.060%	9/6/13	10,000	10,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.060%	9/6/13	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.060%	9/6/13 LOC	9,950	9,950
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/13	4,085	4,111
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	9/3/13	500	500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	9/6/13	24,300	24,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	9/6/13	2,800	2,800
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.070%	9/6/13	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.070%	9/6/13	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.090%	9/6/13	5,000	5,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.050%	9/3/13	800	800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.060%	9/6/13	6,000	6,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.060%	9/6/13	12,210	12,210
New York City NY Transitional Finance Authority
Revenue	5.000%	11/1/13	3,070	3,094
New York City NY Transitional Finance Authority
Revenue VRDO	0.050%	9/3/13	32,200	32,200
New York City NY Transitional Finance Authority
Revenue VRDO	0.050%	9/3/13	3,300	3,300
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.060%	9/3/13	1,600	1,600
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.050%	9/6/13	3,000	3,000
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.080%	9/6/13 LOC	7,665	7,665
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.060%	9/3/13 LOC	2,360	2,360
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.060%	9/6/13 LOC	6,600	6,600
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.)
VRDO	0.070%	9/6/13 LOC	7,080	7,080

New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.070%	9/6/13	40,100	40,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.070%	9/6/13	59,460	59,460
New York GO TOB VRDO	0.060%	9/6/13	3,270	3,270
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.070%	9/6/13 LOC	20,000	20,000
New York Liberty Development Corp. Revenue
PUT	0.230%	3/19/14	44,200	44,200
New York Liberty Development Corp. Revenue
PUT	0.230%	3/19/14	29,500	29,500
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.060%	9/6/13 (13)	3,100	3,100
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.060%	9/6/13 LOC	6,980	6,980
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.050%	9/6/13 LOC	23,090	23,090
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.060%	9/6/13 LOC	24,800	24,800
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.070%	9/6/13	4,495	4,495
New York Metropolitan Transportation Authority
Revenue CP	0.100%	9/10/13 LOC	15,625	15,625
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.070%	9/6/13 (13)	2,000	2,000
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.070%	9/6/13 (13)	7,000	7,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.040%	9/6/13 LOC	27,525	27,525
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.070%	9/6/13 LOC	9,800	9,800
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.080%	9/6/13 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.080%	9/6/13 LOC	3,790	3,790
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.080%	9/6/13 LOC	13,400	13,400
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.080%	9/6/13 LOC	6,130	6,130
New York State Dormitory Authority Revenue
(Columbia University) CP	0.100%	9/9/13	12,800	12,800
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.060%	9/6/13	9,260	9,260
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.040%	9/6/13	40,150	40,150
New York State Dormitory Authority Revenue
(Cornell University) CP	0.140%	10/8/13	6,500	6,500
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.180%	2/13/14	12,700	12,700

New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.080%	9/6/13	2,675	2,675
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.060%	9/6/13 LOC	4,425	4,425
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.070%	9/6/13	7,860	7,860
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.110%	9/6/13	15,785	15,785
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.050%	9/6/13 LOC	2,035	2,035
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.050%	9/6/13 LOC	66,315	66,315
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.050%	9/6/13 LOC	8,465	8,465
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.060%	9/6/13 LOC	12,725	12,725
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.060%	9/6/13 LOC	9,000	9,000
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.500%	3/15/14	1,000	1,018
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	9,035	9,268
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB PUT	0.060%	9/6/13	17,325	17,325
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.070%	9/6/13	8,775	8,775
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.060%	9/6/13	15,200	15,200
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.070%	9/6/13	1,900	1,900
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.050%	9/6/13 LOC	28,600	28,600
1 New York State Dormitory Authority Revenue
(State University Educational Facilities) TOB
VRDO	0.060%	9/6/13 LOC	10,180	10,180
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.060%	9/6/13 LOC	8,400	8,400
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.060%	9/6/13	4,545	4,545
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.060%	9/6/13	3,815	3,815
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.070%	9/6/13	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.070%	9/6/13	3,645	3,645
New York State GO	5.000%	9/1/13	1,000	1,000
New York State GO	4.000%	12/15/13	6,200	6,267
New York State GO	3.000%	2/1/14	25,000	25,290
New York State GO	5.000%	2/15/14	1,300	1,328
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.050%	9/6/13 LOC	30,620	30,620

New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.080%	9/6/13 LOC	7,800	7,800
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.080%	9/6/13 LOC	11,000	11,000
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.050%	9/6/13 LOC	4,500	4,500
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.050%	9/6/13 LOC	5,200	5,200
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.040%	9/6/13 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (Avalon Chrystie Place I)
VRDO	0.060%	9/6/13 LOC	7,000	7,000
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.050%	9/6/13 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.060%	9/6/13 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.060%	9/6/13 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.060%	9/6/13 LOC	45,000	45,000
New York State Housing Finance Agency
Revenue (8 East 102nd Street) VRDO	0.040%	9/6/13 LOC	20,800	20,800
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.070%	9/6/13	19,400	19,400
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.070%	9/3/13	10,080	10,080
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	9/3/13	6,200	6,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	9/3/13	9,950	9,950
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	9/3/13	15,400	15,400
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	9/6/13	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	9/6/13	8,500	8,500
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	9/6/13	12,295	12,295
New York State Power Authority Revenue CP	0.140%	9/4/13	11,130	11,130
New York State Power Authority Revenue CP	0.110%	9/12/13	5,280	5,280
New York State Power Authority Revenue PUT	0.170%	9/3/13	8,835	8,835
New York State Power Authority Revenue PUT	0.170%	9/3/13	22,600	22,600
New York State Thruway Authority Personal
Income Tax Revenue	4.000%	3/15/14	1,675	1,709
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.070%	9/6/13	7,500	7,500
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.080%	9/6/13	12,455	12,455

New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.060%	9/6/13 LOC	9,700	9,700
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.060%	9/6/13 LOC	24,000	24,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.060%	9/6/13	19,070	19,070
North Hempstead NY BAN	0.750%	10/4/13	25,529	25,540
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.130%	9/6/13 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.130%	9/6/13 LOC	21,000	21,000
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.080%	9/6/13 LOC	5,415	5,415
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.080%	9/6/13 LOC	7,940	7,940
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.080%	9/6/13 LOC	5,830	5,830
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.060%	9/6/13 LOC	5,810	5,810
Oyster Bay - East Norwich NY Central School
District TAN	1.500%	6/20/14	5,000	5,049
Port Authority of New York & New Jersey
Revenue CP	0.110%	10/17/13	4,610	4,610
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	9/6/13	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	9/6/13	6,500	6,500
1 Suffolk County NY GO TOB VRDO	0.070%	9/6/13	3,265	3,265
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony's
High School) VRDO	0.030%	9/6/13 LOC	9,800	9,800
Three Village NY Central School District TAN	1.250%	6/26/14	26,000	26,223
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.030%	9/6/13	3,340	3,340
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.030%	9/6/13	15,390	15,390
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.060%	9/6/13 LOC	25,760	25,760
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.080%	9/6/13 LOC	17,500	17,500
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/13 (Prere.)	2,510	2,534
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/13 (Prere.)	13,000	13,128
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.060%	9/6/13	10,025	10,025
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.060%	9/6/13	9,500	9,500

1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.070%	9/6/13	2,660	2,660
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.070%	9/6/13	4,950	4,950
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	9/3/13 LOC	22,435	22,435
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	9/3/13 LOC	5,495	5,495
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	9/3/13 LOC	9,830	9,830
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	9/3/13 LOC	11,430	11,430
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	9/3/13 LOC	10,500	10,500
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	9/6/13 LOC	13,370	13,370
				2,592,499
Total Tax-Exempt Municipal Bonds (Cost $2,592,499)				2,592,499
Total Investments (101.6%) (Cost $2,592,499)				2,592,499
Other Assets and Liabilities-Net (-1.6%)				(40,672)
Net Assets (100%)				2,551,827

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $524,155,000, representing 20.5% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2013.

New York Tax-Exempt Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
New York (98.3%)
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/27	5,000	5,177
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,596
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,657
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	4,574
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,563
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,554
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,489
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	3,699
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,075	9,615
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	7/15/40	5,000	5,248
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	9,507
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (ETM)	765	768
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/37	1,000	1,007
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/39	1,000	1,004
Erie County NY GO	5.000%	4/1/19	1,415	1,600
Erie County NY GO	5.000%	4/1/20	1,540	1,735
Erie County NY GO	5.000%	4/1/21	1,645	1,836
Erie County NY GO	5.000%	4/1/22	1,630	1,821
Erie County NY GO	5.000%	4/1/23	1,000	1,102
Erie County NY GO	5.000%	4/1/24	750	814
Erie County NY GO	5.000%	4/1/25	560	600
Erie County NY GO	5.000%	4/1/26	700	743
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,510	3,640

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	5,000	5,184
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,500	4,666
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/22	3,500	3,967
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	6,500	7,234
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,000	6,466
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,019
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/26	2,115	2,244
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.070%	9/6/13	2,900	2,900
Erie Tobacco Asset Securitization Corp.
Tobacco Settlement New York Revenue	5.000%	6/1/45	1,000	727
Freeport NY GO	5.000%	1/15/21	2,175	2,454
Freeport NY GO	5.000%	1/15/22	2,265	2,531
Freeport NY GO	5.000%	1/15/23	2,335	2,571
Freeport NY GO	5.000%	1/15/24	2,540	2,769
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.080%	9/6/13 LOC	2,580	2,580
Hempstead NY GO	5.000%	1/15/14	1,740	1,772
Hempstead NY GO	3.000%	4/15/14	5,155	5,250
Hempstead NY GO	5.000%	1/15/15	1,000	1,066
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/20	950	1,069
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,321
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,594
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,336
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,365	2,292
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	9,000	7,788
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	10,000	9,504
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	12,100	11,500
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	5,000	4,947
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	19,000	19,522

Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	15,000	16,973
Long Island NY Power Authority Electric System
Revenue	5.250%	12/1/20 (14)	7,500	8,157
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/23 (14)	4,760	4,987
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	13,031
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	8,627
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	2,000	2,210
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,200	7,013
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	1,000	972
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/21	3,815	4,282
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/22	4,315	4,834
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	3,788
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,208
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	3,802
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,443
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	1,850	1,714
Nassau County NY GO	5.000%	10/1/20	9,025	10,146
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.070%	9/6/13	7,080	7,080
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	4,798
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,373
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	5,667
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	1,898
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	908
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	3,980

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	7,588
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,000	2,740
Nassau County NY Tobacco Settlement Corp.
Revenue	5.250%	6/1/26	1,500	1,342
Nassau County NY Tobacco Settlement Corp.
Revenue	5.000%	6/1/35	9,000	6,892
Nassau County NY Tobacco Settlement Corp.
Revenue	5.125%	6/1/46	5,105	3,775
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.170%	9/6/13 LOC	4,020	4,020
New York City NY Cultural Resources Rev.
(American Museum) VRDO	0.040%	9/6/13	2,200	2,200
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	11/1/14 (Prere.)	1,360	1,436
New York City NY GO	5.000%	8/1/15 (Prere.)	3,490	3,794
New York City NY GO	5.000%	9/1/17	3,955	4,298
2 New York City NY GO	0.440%	8/1/21	4,650	4,649
2 New York City NY GO	0.530%	8/1/21	6,325	6,315
New York City NY GO	5.000%	8/1/21	1,000	1,088
New York City NY GO	5.000%	8/1/21	2,000	2,244
New York City NY GO	5.250%	9/1/21	8,100	9,199
New York City NY GO	5.000%	8/1/22	4,000	4,501
New York City NY GO	5.000%	8/1/22	10,000	11,001
New York City NY GO	5.000%	8/1/22	4,250	4,731
New York City NY GO	5.250%	8/15/22	10,000	11,275
New York City NY GO	5.250%	9/1/22	17,000	19,168
New York City NY GO	5.000%	10/1/22	2,985	3,294
New York City NY GO	5.000%	8/1/23	5,000	5,641
New York City NY GO	5.000%	11/1/23	3,165	3,331
New York City NY GO	5.000%	4/1/24	15,000	16,600
New York City NY GO	5.000%	8/1/24	15,000	16,759
New York City NY GO	5.250%	8/15/24	15,000	16,668
New York City NY GO	5.000%	1/1/25	10,000	10,828
2 New York City NY GO	0.610%	8/1/25	5,500	5,488
New York City NY GO	5.000%	8/1/25	1,630	1,783
New York City NY GO	5.000%	8/1/25	2,010	2,162
New York City NY GO	5.000%	10/1/25	10,000	10,833
New York City NY GO	5.000%	1/1/26	1,360	1,457
New York City NY GO	5.000%	8/1/26	1,575	1,697
New York City NY GO	5.000%	8/15/26	14,500	15,676
New York City NY GO	5.250%	8/15/26	5,100	5,576
New York City NY GO	5.000%	10/1/26	1,515	1,634
New York City NY GO	5.000%	8/1/27	1,295	1,380
New York City NY GO	5.000%	5/15/28	4,500	4,795
New York City NY GO	5.000%	8/1/28	1,915	2,028
New York City NY GO	5.000%	8/1/28	7,000	7,495
New York City NY GO	6.250%	10/15/28	1,035	1,199
New York City NY GO	5.625%	4/1/29	3,000	3,322
New York City NY GO	5.000%	8/1/29	2,500	2,623
New York City NY GO	5.000%	8/1/30	2,185	2,279
New York City NY GO	5.000%	3/1/31	6,000	6,206
New York City NY GO	5.450%	4/1/31	8,500	9,149

New York City NY GO	5.000%	8/1/31	3,000	3,105
New York City NY GO	5.000%	8/1/32	2,985	3,073
New York City NY GO	5.000%	10/1/33	6,500	6,652
New York City NY GO	5.000%	10/1/34	2,000	2,041
New York City NY GO	5.000%	8/1/35	3,500	3,573
New York City NY GO	5.375%	4/1/36	4,000	4,229
New York City NY GO	5.000%	5/15/36	4,250	4,361
New York City NY GO	5.000%	10/1/36	3,000	3,058
New York City NY GO	5.000%	3/1/37	4,520	4,592
New York City NY GO VRDO	0.040%	9/3/13 LOC	1,585	1,585
New York City NY GO VRDO	0.040%	9/3/13 LOC	1,500	1,500
New York City NY GO VRDO	0.050%	9/3/13 LOC	1,900	1,900
New York City NY GO VRDO	0.050%	9/3/13	2,100	2,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	2,500	2,778
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,681
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,191
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,353
3 New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	2,851
3 New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	2,825	2,953
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,214
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,539
3 New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,500	2,597
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,580
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,549
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,349
New York City NY Housing Development Corp.
Revenue VRDO	0.040%	9/6/13	3,400	3,400
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.060%	9/3/13 LOC	13,980	13,980
New York City NY Industrial Development
Agency Civic Facility Revenue (MSMC Realty
Corp. Project) VRDO	0.060%	9/6/13 LOC	2,255	2,255
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,879
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	5.000%	1/1/31 (2)	3,140	2,798
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,283
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	3,267

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	1,271
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	9,670	9,242
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	8,000	9,244
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,071
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/14 (Prere.)	240	249
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,517
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	3,933
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,630
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,000	7,352
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,089
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,184
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,551
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,156
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	12,746
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	15,691
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,140
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	10,217
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	760	761
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	10,170
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,083
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	13,770
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	7,733
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	19,657
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,103
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	6,281
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	4,000	4,010

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	15,000	15,618
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,163
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,006
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,006
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	20,000	19,999
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	9/3/13	3,415	3,415
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	9/3/13	1,700	1,700
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/23 (14)	6,100	6,388
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	12,000	12,544
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/25 (14)	13,475	14,048
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	2,540	2,620
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,235
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,714
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,532
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,558
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,528
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	538
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,630
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	530
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,083
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,449
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	6,425	6,503
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	10,486
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	10,092
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,338
New York City NY Transitional Finance Authority
Building Aid Revenue	4.750%	1/15/38	2,050	1,981
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	6,875	7,274

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,227
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	5	6
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	1,710	1,977
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	5,000	5,662
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	8,652
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,336
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	8,805	9,720
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,120
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,115
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,135
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,115
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	12,965	13,824
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,166
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,354
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,616
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,333
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,106
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,068
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	5,000	5,210
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	3,703
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	7,549
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,260
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,150
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	10,255
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	7,672
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,249
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	5,000	5,107
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,037

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	5,000	5,057
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	9/3/13	1,600	1,600
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.060%	9/3/13	6,825	6,825
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.060%	9/3/13	22,595	22,595
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.060%	9/3/13 LOC	24,930	24,930
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/22	1,365	1,569
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/23	1,830	2,096
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,113
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,052
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,109
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,021
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	6,000	6,108
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/42	1,500	1,501
New York GO	5.000%	2/15/39	9,500	9,791
New York Liberty Development Corp. Revenue	5.000%	11/15/31	6,835	6,880
New York Liberty Development Corp. Revenue	5.000%	12/15/41	16,750	16,760
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	14,011
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	6,867
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	7,150
New York Liberty Development Corp. Revenue	5.000%	11/15/44	26,910	25,961
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,119
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,282
3 New York Liberty Development Corp. Revenue	6.375%	7/15/49	16,725	17,621
New York Liberty Development Corp. Revenue	5.750%	11/15/51	17,000	17,848
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,129
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,111
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	4,719
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	4,511
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	54,000	55,136
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	1,510	1,582
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/15 (Prere.)	8,600	9,369
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	4,960

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	2,300	2,429
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	5,915
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,047
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,000	1,064
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,452
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	10,574
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,133
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,627
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,205
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	4,945	5,197
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	2,250	2,338
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,156
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	3,500	3,631
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,046
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	5,814
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,038
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,715	3,805
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,186
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,073
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,509
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	3,518
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	7,090	6,950
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	15,000	14,704
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,010
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	10,083
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	1,947
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	9,000	8,744
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,347

New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,229
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,233
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	4,975	5,203
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	11,310
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,023
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,563
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,395
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	9,734
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	42,733
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	13,080	13,645
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,825	3,023
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,120	1,199
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,420	2,590
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,555	2,734
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,680	1,798
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,505	4,732
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/36 (4)	3,475	3,401
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	3,000	3,277
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/26	1,000	1,069
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	4,000	4,149
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	1,000	1,031
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,014
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	11,020
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	7,760	7,770
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16	500	552

New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22	2,985	3,258
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/23	1,630	1,757
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/24	2,290	2,423
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,676
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,231
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,009
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	997
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	659
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	4,525	5,356
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,027
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,089
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,257
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/22	4,395	5,152
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	16,552
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,323
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,559
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.080%	9/6/13	5,190	5,190
New York State Dormitory Authority Revenue
(Culinary Institute of America)	3.000%	7/1/14	160	162
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/15	250	261
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	376
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	329
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	357
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	274
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	437
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	324
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	536
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	323
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	546

New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	264
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/22	200	224
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,118
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,367
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,502
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,267
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,640
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,386
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	995
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (14)	6,575	6,928
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	500	527
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	758
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	657
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,003
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	483
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,800
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	4,829
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,562
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,000	1,107
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,000	1,124
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,000	2,260
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,135
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,109
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,133

New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,209
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,393
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,053
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,056
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,500	1,800
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	6,933
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,212
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,301
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	15,773
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	10,000	10,070
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	12,950	12,995
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,840
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,210
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,117
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,237
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,616
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,458
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,040
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,592
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,832
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	1,000	994
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,016

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	3,854
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,395
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,000	1,008
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,500	1,475
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	600	588
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/38	500	458
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,448
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,831
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,319
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,303
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,395
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	3,967
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,622
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,146
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	6,809
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,154
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,098
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	7,600	7,731
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	7,118
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	18,557
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	6,000	6,070
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	10,075
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/16 (12)	750	831
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	646
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	3,876
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/23	750	835
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/24	1,000	1,098

New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,467
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/34	750	760
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,250	1,248
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,009
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,500	2,625
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	2,846
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/37	965	1,001
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	9,318
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,706
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,288
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	4,320	4,801
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/22	2,930	3,277
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,497
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	1,000	1,133
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (15)	3,250	3,491
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,060
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,059
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/32 (14)	9,000	9,068
3 New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,629
3 New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,603
3 New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/43	2,000	1,985
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.750%	5/15/17 (4)	3,750	4,346
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/25	5,000	5,431
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	8,602
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,301
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,779
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,113
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,704

New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	3,000	3,070
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	3,000	3,204
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	8,476
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.060%	9/3/13 LOC	5,200	5,200
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.060%	9/3/13 LOC	3,585	3,585
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,498
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,504
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,801
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,522
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	5.000%	8/1/16 (14)	7,750	8,407
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,059
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	8/15/14	5,780	6,049
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	8/15/15	1,400	1,494
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	4,950	5,590
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	2,000	2,200
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	4,540	4,876
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	5,775	6,416
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	3,000	3,181
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,096
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,109
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.750%	6/15/32	12,240	12,239
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,176

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	6,000	6,141
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	5,000	5,119
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,555
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	4,500	4,628
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,155	2,227
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,239
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,258
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,010	3,415
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,228
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,604
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,088
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	3,785
New York State GO	5.000%	3/1/28	14,550	15,715
New York State Housing Finance Agency
Housing Revenue	3.750%	11/1/37	1,555	1,254
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,117
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.050%	9/6/13 LOC	2,600	2,600
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	15,439
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,249
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	3,000	3,024
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	1,840	1,879
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,028
New York State Thruway Authority Revenue	5.000%	1/1/26	10,545	11,418
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,114
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,617
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,123
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	8,680
New York State Thruway Authority Revenue	5.000%	1/1/37	13,000	13,052
New York State Thruway Authority Revenue	5.000%	1/1/42	17,265	17,160
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	26,656
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	10,000	11,133

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	10,874
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,128
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	9,451
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,108
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,094
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,082
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	6,100	6,254
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	4,250	4,508
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,763
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,517
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,100	2,265
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	2,851
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,574
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,560
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	1,500	1,548
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,096
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,860	8,418
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	8,240	9,549
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	4,000	4,262
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,096
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,086
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	10,045
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,514
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,157
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	1,085	1,110
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,671
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,340
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	325
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	1,000	976
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	924

Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,575
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.060%	9/6/13 LOC	1,860	1,860
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	10,812
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	6,636
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,191
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	6,583
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,123
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	10,820
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	1,480	1,491
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	8,000	7,976
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	9/6/13	2,800	2,800
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,442
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,375
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	7,634
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	10/1/16	3,510	3,888
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/23	345	384
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/24	300	330
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	1,500	1,461
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	10,000	10,012
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	516
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,027
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,006

Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.050%	9/3/13 LOC	3,500	3,500
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.050%	9/3/13 LOC	3,540	3,540
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.000%	6/1/34	2,965	2,099
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.125%	6/1/42	7,160	4,809
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,684
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	4,000	4,477
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,431
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,188
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,166
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	15,000	16,120
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	5,000	5,329
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,637
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,779
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	7,245
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,431
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	13,310	13,364
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	25,000	25,478
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.070%	9/6/13	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	9/3/13 LOC	3,460	3,460
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,510
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,564
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,743
Westchester County NY GO	4.000%	6/1/14	9,375	9,644
Westchester County NY GO	5.000%	7/1/14	8,930	9,289
Westchester County NY GO	4.000%	6/1/15	9,760	10,376
Westchester County NY GO	5.000%	7/1/15	9,380	10,168
Westchester County NY GO	5.000%	7/1/16	9,850	11,037
Westchester County NY GO	5.000%	7/1/17	10,340	11,853
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,742
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,100	2,232

Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,308
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,352
Yonkers NY GO	5.000%	10/1/20	1,000	1,110
				2,962,117
Puerto Rico (0.3%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,040
Puerto Rico Sales Tax Financing Corp. Revenue	6.000%	8/1/42	5,000	4,439
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/43	4,370	3,263
				8,742
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/23	2,000	2,039
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,129
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	4,900	4,623
				7,791
Total Tax-Exempt Municipal Bonds (Cost $2,984,138)				2,978,650
Total Investments (98.9%) (Cost $2,984,138)				2,978,650
Other Assets and Liabilities-Net (1.1%)				33,013
Net Assets (100%)				3,011,663

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $14,715,000, representing 0.5% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2013.

New York Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At August 31, 2013, the cost of investment securities for tax purposes was $2,984,731,000. Net unrealized depreciation of investment securities for tax purposes was $6,081,000, consisting of unrealized gains of $79,270,000 on securities that had risen in value since their purchase and $85,351,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.